Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2022
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheet are analyzed as follows:

Cost:
Beginning balance at January 20, 2022	-
- Vessel contributed by Seanergy	18,500
- Additions	80,648
- Disposals	(60,379)
Ending balance at December 31, 2022	38,769

Accumulated depreciation:
Beginning balance at January 20, 2022	-
- Depreciation for the period	(1,903)
- Disposals	646
Ending balance at December 31, 2022	(1,257)

Net book value	37,512